UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21196 and 811-21299

Name of Fund: BBIF Money Fund and Master Money LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Money Fund and
Master Money LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2013

Date of reporting period: 06/30/2012

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2012 (Unaudited)	BBIF Money Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Money LLC	$3,071,951,041
Total Investments (Cost - $3,071,951,041) – 99.8%	3,071,951,041
Other Assets Less Liabilities – 0.2%	5,057,062
Net Assets – 100.0%	$3,077,008,103

BBIF Money Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Money LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. As of June 30, 2012, the value of the investment and the percentage owned by the Fund of the Master LLC was $3,071,951,041 and 37.8%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of June 30, 2012, the Fund's investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended June 30, 2012.

BBIF MONEY FUND	JUNE 30, 2012	1

Schedule of Investments June 30, 2012 (Unaudited)	Master Money LLC (Percentages shown are based on Net Assets)

	Par
	(000)	Value
Certificates of Deposit
Yankee (a) — 35.6%
Bank of Montreal, Chicago:
0.21%, 8/23/12	$25,000	$25,000,000
0.32%, 12/11/12	50,000	50,000,000
Bank of Nova Scotia, Houston,
0.35%, 7/17/12	185,000	185,001,495
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.18%, 7/06/12	150,000	150,000,000
0.35%, 8/02/12	192,000	192,000,000
Barclays Bank Plc, NY, 0.59%,
7/13/12	135,000	135,000,000
Canadian Imperial Bank of Commerce,
NY, 0.33%, 12/03/12 (b)	115,000	115,000,000
Commonwealth Bank of Australia, NY:
0.36%, 7/10/12	29,150	29,150,356
0.34%, 7/16/12	55,000	55,000,648
0.28%, 8/13/12	53,000	52,999,998
Credit Suisse, NY:
0.30%, 7/11/12	50,000	50,000,000
0.34%, 9/05/12	119,500	119,500,000
National Australia Bank Ltd., NY:
0.40%, 7/18/12	225,000	225,000,000
0.34%, 8/21/12	208,200	208,200,000
National Bank of Canada, NY,
0.35%, 8/27/12	137,000	137,000,000
Nordea Bank Finland Plc, NY,
0.28%, 9/18/12	105,500	105,500,000
Rabobank Nederland NV, NY:
0.57%, 9/17/12	135,000	135,000,000
0.53%, 10/25/12	175,000	175,000,000
0.57%, 1/18/13 (b)	100,000	100,000,000
Sumitomo Mitsui Banking Corp., NY:
0.35%, 7/24/12	15,000	15,001,457
0.35%, 8/10/12 (b)	107,000	107,000,000
0.35%, 9/12/12	106,000	106,000,000
Svenska Handelsbanken, NY,
0.38%, 10/11/12	150,000	150,000,000
Toronto-Dominion Bank, NY,
0.28%, 8/24/12	100,000	100,000,000
Westpac Banking Corp., NY,
0.43%, 2/04/13 (b)	171,000	171,000,000
Total Certificates of Deposit – 35.6%		2,893,353,954

Commercial Paper
Cafco LLC, 0.43%, 7/03/12 (c)	108,761	108,755,804
Cancara Asset Security LLC,
0.25%, 7/02/12 (c)	170,000	169,996,458
Ciesco LLC, 0.40%, 7/03/12 (c)	13,209	13,208,413
Deutsche Bank Financial LLC,
0.20%, 7/11/12 (c)	10,555	10,554,296
Erste Abwicklungsanstalt, 0.73%,
1/07/13 (c)	74,138	73,851,333
Fairway Finance Corp. LLC (b):
0.28%, 8/07/12	2,000	2,000,000
0.27%, 11/05/12	20,000	20,000,000
0.27%, 11/16/12	33,000	33,000,000
General Electric Capital Corp.,
0.30%, 8/14/12 (c)	83,000	82,968,183
ING (US) Funding LLC, 0.39%,
9/10/12 (c)	100,000	99,921,931
Kells Funding LLC (c):
0.56%, 7/09/12	125,000	124,980,556
0.60%, 9/26/12	95,000	94,859,083
Nordea North America, Inc.,
0.60%, 8/07/12 (c)	102,000	101,933,700
NRW.Bank, 0.27%, 7/24/12 (c)	14,458	14,455,289
Old Line Funding LLC, 0.32%,
8/20/12 (c)	45,000	44,979,200
Rabobank USA Financial Corp.,
0.37%, 7/25/12 (c)	55,000	54,985,303
Solitaire Funding LLC, 0.37%,
7/20/12 (c)	60,000	59,987,050
Svenska Handelsbanken Inc. (c):
0.39%, 10/01/12	65,000	64,933,808
0.40%, 10/01/12	49,000	48,949,462
Westpac Banking Corp. (c):
0.50%, 7/09/12	100,000	99,986,111
0.47%, 8/01/12	90,000	89,961,225
Total Commercial Paper – 17.4%		1,414,267,205

Corporate Notes
Bank of Montreal, 0.57%,
8/14/12 (b)	60,000	60,003,123
JPMorgan Chase Bank NA, 0.54%,
5/17/13 (b)	126,070	126,070,000
Total Corporate Notes – 2.3%		186,073,123

Municipal Bonds
Arizona Health Facilities Authority,
Refunding RB, VRDN, Banner Health,
Series C (ScotiaBank LOC), 0.16%,
7/06/12 (d)	28,595	28,595,000
Bay Area Toll Authority, Refunding RB,
VRDN, San Francisco Bay Area Toll
Bridge, Series B-1 (Bank of America
NA LOC), 0.18%, 7/06/12 (d)	54,845	54,845,000
California Health Facilities Financing
Authority, RB, VRDN, Scripps Health,
Series E (Bank of America NA LOC),
0.22%, 7/06/12 (d)	24,770	24,770,000

MASTER MONEY LLC	JUNE 30, 2012	1

Schedule of Investments (continued)	Master Money LLC (Percentages shown are based on Net Assets)

	Par
	(000)	Value
Municipal Bonds
California HFA, HRB, VRDN, M/F,
Series E, AMT (Fannie Mae LOC,
Freddie Mac LOC), 0.17%,
7/06/12 (d)	$20,750	$20,750,000
California HFA, RB, VRDN, AMT (Fannie
Mae LOC, Freddie Mac LOC) (d):
Series A, 0.17%, 7/06/12	9,310	9,310,000
Home Mortgage, Series B,
0.17%, 7/06/12	26,050	26,050,000
Home Mortgage, Series E-1,
0.16%, 7/06/12	14,425	14,425,000
Home Mortgage, Series H,
0.20%, 7/06/12	45,390	45,390,000
Home Mortgage, Series M,
0.17%, 7/06/12	39,250	39,250,000
Home Mortgage, Series U,
0.17%, 7/06/12	2,640	2,640,000
California HFA, Refunding RB, VRDN,
Home Mortgage, Series E (Freddie
Mac, Fannie Mae Liquidity Facility),
0.16%, 7/06/12 (d)	6,590	6,590,000
California Pollution Control Financing
Authority, Refunding RB, VRDN,
Pacific Gas & Electric Co., Series E
(JPMorgan Chase Bank LOC), 0.14%,
7/02/12 (d)	106,700	106,700,000
California Statewide Communities
Development Authority, HRB, VRDN,
AMT (Fannie Mae Liquidity Facility) (d):
Knolls at Green Valley,
Series FF, 0.16%, 7/06/12	13,205	13,205,000
Oakmont Chino Hills, Series P,
0.18%, 7/06/12	10,100	10,100,000
Chattanooga Health Educational &
Housing Facility Board, RB, VRDN,
Catholic Health, Series C (UBS AG
LOC), 0.17%, 7/06/12 (d)	1,300	1,300,000
Chicago Board of Education Illinois, GO,
Refunding, VRDN, Dedicated
Revenue, Series B (JPMorgan Chase
Bank LOC), 0.18%, 7/02/12 (d)	46,355	46,355,000
City & County of Denver Colorado, COP,
Refunding, VRDN, Series A3
(JPMorgan Chase Bank SBPA),
0.18%, 7/02/12 (d)	16,350	16,350,000
City of Houston Texas, Refunding RB,
VRDN, First Lien Series B-5 (Lloyds
Bank LOC), 0.17%, 7/06/12 (d)	52,140	52,140,000
City of New York, New York, GO, VRDN,
Sub-Series A-3 (Morgan Stanley Bank
LOC), 0.27%, 7/06/12 (d)	12,090	12,090,000
City of Wichita Kansas, Refunding RB,
VRDN, Facilities, Christi Health VIII,
Series B-2 (JPMorgan Chase Bank
LOC), 0.17%, 7/02/12 (d)	30,000	30,000,000
Connecticut State Health & Educational
Facility Authority, Refunding RB,
VRDN, Yale-New Haven Hospital (d):
Series K2, (JPMorgan Chase Bank
LOC), 0.17%, 7/06/12	17,105	17,105,000
Series U2, (Yale University Liquidity
Facility), 0.12%, 7/06/12	24,580	24,580,000
County of Hennepin Minnesota, GO,
Refunding, VRDN, Series A (State
Street Bank & Trust Co. SBPA), 0.15%,
7/06/12 (d)	7,410	7,410,000
County of Shelby Tennessee, GO, VRDN,
Public Improvement, School, Series B
(Landesbank Hessen-Thuringen
SBPA), 0.19%, 7/06/12 (d)	10,005	10,005,000
East Baton Rouge Parish Industrial
Development Board, Inc., RB, VRDN,
Exxon Mobil Project, Series A, 0.14%,
7/02/12 (d)	40,000	40,000,000
Essex County Improvement Authority,
RB, VRDN, ACES, Pooled
Governmental Loan Program (Wells
Fargo Bank NA LOC), 0.14%,
7/06/12 (d)	11,225	11,225,000
Harris County Health Facilities
Development Corp., RB, VRDN, Baylor
College of Medicine, Series B
(JPMorgan Chase Bank LOC), 0.17%,
7/02/12 (d)	10,185	10,185,000
Harris County Industrial Development
Corp., RB, VRDN, Exxon Project, AMT
(Citibank NA Liquidity Facility), 0.14%,
7/02/12 (d)	10,000	10,000,000
Holt Public Schools, GO, Refunding RB,
VRDN (Landsbank Hessen-Thuringen
SBPA), (Q-SBLF), 0.26%, 7/06/12 (d)	32,010	32,010,000
Illinois Finance Authority, RB, VRDN,
University of Chicago Medical Center,
Series E-1 (JPMorgan Chase Bank
LOC), 0.18%, 7/02/12 (d)	13,200	13,200,000
Illinois Finance Authority, Refunding RB,
VRDN (JPMorgan Chase Bank LOC) (d):
Children's Memorial Hospital,
Series D, 0.17%, 7/06/12	10,300	10,300,000
Elmhurst Memorial
Healthcare, Series B, 0.17%,
7/02/12	19,650	19,650,000
Little Co. of Mary Hospital and
Health Care Centers,
Series B, 0.17%, 7/06/12	27,000	27,000,000
Indiana Finance Authority, Refunding
RB, VRDN, Sisters of St. Francis,
Series B (JPMorgan Chase Bank LOC),
0.17%, 7/06/12 (d)	20,800	20,800,000
Kentucky Housing Corp., RB, VRDN,
Series T, 0.70%, 7/06/12 (d)	1,805	1,805,000

MASTER MONEY LLC	JUNE 30, 2012	2

Schedule of Investments (continued)	Master Money LLC (Percentages shown are based on Net Assets)

	Par
	(000)	Value
Municipal Bonds
Los Angeles Community Redevelopment
Agency California, Refunding RB,
VRDN, Promenade Towers Project
(Freddie Mac Liquidity Facility),
0.20%, 7/06/12 (d)	$34,300	$34,300,000
Metropolitan Water District of Southern
California, Refunding RB, VRDN,
Series A-1 (Bank of America NA
SBPA), 0.22%, 7/06/12 (d)	21,700	21,700,000
Michigan State Building Authority, RB,
VRDN, Facilities Program, Series I
(JPMorgan Chase Bank LOC), 0.16%,
7/06/12 (d)	7,100	7,100,000
Nebraska Investment Finance Authority,
RB, VRDN, Series B (Fannie Mae
SBPA), 0.18%, 7/06/12 (d)	24,585	24,585,000
New York City Housing Development
Corp., HRB, VRDN, Series A (Fannie
Mae LOC) (d):
155 West 21st Street
Development, AMT, 0.17%,
7/06/12	10,000	10,000,000
90 West Street, 0.17%,
7/06/12	40,830	40,830,000
West 61st Street Apartments,
AMT, 0.17%, 7/06/12	12,000	12,000,000
West 89th Street
Development, AMT, 0.17%,
7/06/12	35,600	35,600,000
New York City Housing Development
Corp., Refunding RB, VRDN, M/F, The
Crest, Series A, 0.21%, 7/06/12 (d)	32,845	32,845,000
New York City Industrial Development
Agency, RB, VRDN, New York Law
School Project, Series A (JPMorgan
Chase Bank LOC), 0.15%,
7/06/12 (d)	17,980	17,980,000
New York City Municipal Water Finance
Authority, Refunding RB, VRDN, Water
& Sewer System, Series A-1, 0.14%,
7/02/12 (d)	30,665	30,665,000
New York State HFA, HRB, VRDN (d):
10 Barclay Street, Series A, AMT
(Fannie Mae Liquidity Facility),
0.14%, 7/06/12	71,245	71,245,000
125 West 31st Street, Series A,
AMT (Fannie Mae Liquidity
Facility), 0.17%, 7/06/12	30,000	30,000,000
160 West 62nd Street, Series A,
(Wells Fargo Bank NA LOC),
0.18%, 7/06/12	39,000	39,000,000
160 West 62nd Street, Series B,
(Wells Fargo Bank NA LOC),
0.16%, 7/06/12	6,500	6,500,000
316 11th Avenue, Series A, AMT
(Fannie Mae Liquidity Facility),
0.17%, 7/06/12	35,000	35,000,000
Series A, AMT (Fannie Mae Liquidity
Facility), 0.17%, 7/06/12	28,100	28,100,000
360 West 43, Series A, AMT (Fannie
Mae Liquidity Facility), 0.17%,
7/06/12	22,000	22,000,000
750 6th Ave, Series A, AMT (Fannie
Mae Liquidity Facility), 0.17%,
7/06/12	34,500	34,500,000
Biltmore Tower, Series A, AMT
(Fannie Mae Liquidity Facility),
0.17%, 7/06/12	65,000	65,000,000
East 39th Street, Series A, AMT
(Fannie Mae Liquidity Facility),
0.17%, 7/06/12	5,300	5,300,000
Victory Housing, Series 2001-A,
AMT (Freddie Mac LOC), 0.17%,
7/06/12	26,300	26,300,000
Worth Street, Series A, AMT (Fannie
Mae Liquidity Facility), 0.17%,
7/06/12	23,100	23,100,000
Palm Beach County Educational
Facilities Authority, Refunding RB,
VRDN, Atlantic University Inc., 0.29%,
7/06/12 (d)	27,970	27,970,000
Pennsylvania Higher Educational
Facilities Authority, Refunding RB,
VRDN, Thomas Jefferson University,
Series B (JPMorgan Chase Bank LOC),
0.15%, 7/06/12 (d)	6,030	6,030,000
Philadelphia IDA, RB, VRDN, Liberty
Lutheran Services Project (Bank of
America NA LOC), 0.29%, 7/06/12 (d)	35,335	35,335,000
State of California, GO, VRDN (d):
FLOATS, Series C-1, (Bank of
America NA LOC), 0.21%,
7/06/12	59,200	59,200,000
Kindergarten, Series A2, (State
Street Bank & Trust Co. LOC,
California State Teachers'
Retirement System LOC), 0.13%,
7/02/12	26,775	26,775,000
Kindergarten, Series B1, (Citibank
NA LOC), 0.16%, 7/02/12	10,150	10,150,000
Washington Health Care Facilities
Authority, Refunding RB, VRDN,
Multicare Health System, Series B
(Wells Fargo Bank NA LOC), 0.15%,
7/06/12 (d)	12,575	12,575,000
Wayne County Airport Authority, RB,
VRDN, FLOATS, Series 3072 (BHAC),
0.27%, 7/06/12 (d)(e)	41,945	41,945,000

MASTER MONEY LLC	JUNE 30, 2012	3

Schedule of Investments (continued)	Master Money LLC (Percentages shown are based on Net Assets)

Par
	(000)	Value
Municipal Bonds

Wisconsin Housing & Economic
Development Authority, RB, VRDN,
Series B, AMT (Fannie Mae LOC,
Freddie Mac LOC), 0.17%,
7/06/12 (d)	$11,100	$11,100,000
Total Municipal Bonds – 20.9%		1,700,860,000

US Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes (b):
0.24%, 7/26/12	130,000	129,998,079
0.27%, 12/20/12	59,500	59,494,258
Freddie Mac Variable Rate Notes (b):
0.18%, 11/02/12	80,000	79,983,274
0.32%, 1/24/13	63,000	62,985,468
0.38%, 9/03/13	137,500	137,467,240
0.18%, 9/13/13	472,200	471,854,168
Total US Government Sponsored Agency
Obligations – 11.6%		941,782,487

US Treasury Obligations
US Treasury Bills (c):
0.14%, 10/18/12	110,000	109,952,517
0.14%, 2/07/13	163,000	162,858,643
US Treasury Notes:
1.38%, 10/15/12	95,000	95,349,798
1.38% - 4.00%, 11/15/12	150,000	151,202,456
0.50% - 3.38%, 11/30/12	187,000	188,527,466
Total US Treasury Obligations – 8.7%		707,890,880

Repurchase Agreements
Barclays Capital Inc., 0.93%, 8/22/12
(Purchased on 05/22/12 to be
repurchased at $150,356,500,
collateralized by Asset Backed
Securities, 0.00% - 10.76% due
01/10/23 – 11/25/46, par and fair
values of $370,784,619,
$181,769,220, respectively)	150,000	150,000,000
Citigroup, Inc., 0.70%, 09/09/49
(Purchased on 06/01/12 to be
repurchased at $160,126,738
collateralized by various US
Government Sponsored Agency
Obligations, 0.00% - 6.24% due
02/01/16 - 12/18/49, par and fair
values of $368,130,428,
$136,829,555, respectively)	127,000	127,000,000
UBS Securities LLC, 0.20%, 7/02/12
(Purchased on 06/29/12 to be
repurchased at $28,087,468,
collateralized by Fannie Mae, 3.50%
due 04/01/42, par and fair values of
$27,440,834, $28,929,611,
respectively)	28,087	28,087,000
Total Repurchase Agreements – 3.7%		305,087,000

Total Investments (Cost - $8,149,314,649*) – 100.2%		8,149,314,649
Liabilities in Excess of Other Assets – (0.2)%		(12,247,864)
Net Assets – 100.0%		$8,137,066,785

________________________________________________________________________________________________________________________________________________________________________________________________________________________

*	Cost for federal income tax purposes.
(a)	Issuer is a US branch of foreign domiciled bank.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACES	Adjustable Convertible Extendible Securities
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
Fannie Mae	Federal National Mortgage Association
FLOATS	Floating Rate Securities
Freddie Mac	Federal Home Loan Mortgage Corporation
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
LOC	Letter of Credit
M/F	Multi-Family

MASTER MONEY LLC	JUNE 30, 2012	4

Schedule of Investments (concluded)	Master Money LLC

Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC's most recent financial statements as contained in its annual report.

The following table summarizes the Master LLC's investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Total investments[1]	-	$8,149,314,649	-	$8,149,314,649

1 See above Schedule of Investments for values in each security type.

Certain of the Master LLC’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, a bank overdraft of $925,302 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2012.

MASTER MONEY LLC	JUNE 30, 2012	5

Item 2 – Controls and Procedures

2(a) –	The registrants' principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.
Item 3 –	Exhibits

Certifications — Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Money Fund and Master Money LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Money Fund and Master Money LLC

Date: August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Money Fund and Master Money LLC

Date: August 24, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Money Fund and Master Money LLC

Date: August 24, 2012